CAPITAL STOCK (Details Textual) (USD $)	9 Months Ended			12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2012
Class of Stock [Line Items]
Stockholders' Equity Attributable to Parent	$ (50,439)		$ (710,982)	$ (774,626)		$ 471,822		$ (50,439)	$ 5,883,905	$ (183,721)
Stock Issued During Period, Value, New Issues	2,616,062			96,320		1,486,980
Relative Fair Value of Options Issued and Contributed Capital from Shareholders	228,875
Proceeds from Stock Options Exercised	228,875		0	0		0
Stock Issued During Period, Value, Issued for Services						117,192
Director [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services	105,555
Common Stock [Member]
Class of Stock [Line Items]
Shares, Outstanding	49,737,096		36,621,885	36,621,885		11,475,000		49,737,096	65,839,500	9,000,000	[1]
Stockholders' Equity Attributable to Parent	49,737		36,622	36,622		1,569,594		49,737	65,840	5	[1]
Stock Issued During Period, Shares, New Issues	10,792,335			166,667		2,525,000
Stock Issued During Period, Value, New Issues	10,792			96,320		1,486,980
Stock Repurchased and Retired During Period, Value						0	[2]
Stock Repurchased and Retired During Period, Shares						250,000	[2]
Relative Fair Value of Options Issued and Contributed Capital from Shareholders	1,311	[3]
Proceeds from Stock Options Exercised								228,875
Stock Issued During Period, Value, Employee Stock Ownership Plan								106,185
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,310,734	[3]
Stock Issued During Period, Value, Issued for Services						117,192	[4]
Stock Issued During Period, Shares, Issued for Services						200,000	[4]
Common Stock [Member] | Debt [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	321,748	[5],[6],[7]
Stock Issued During Period, Value, New Issues	239,746	[5],[6],[7]
Common Stock [Member] | Debt One [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								105,555
Stock Issued During Period, Value, New Issues								87,638
Common Stock [Member] | Libermann Family Trust [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								33,333
Stock Issued During Period, Value, New Issues								27,585
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						291,667	[8]
Shares Issued, Price Per Share						$ 0.59
Stock Issued During Period, Value, New Issues						170,815	[8]
Proceeds from Issuance of Private Placement						170,815
Common Stock [Member] | Private Placement One [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						895,834	[9]
Shares Issued, Price Per Share						$ 0.58
Stock Issued During Period, Value, New Issues						519,420	[9]
Proceeds from Issuance of Private Placement						519,420
Common Stock [Member] | Private Placement Two [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						437,500	[10]
Shares Issued, Price Per Share						$ 0.59
Stock Issued During Period, Value, New Issues						256,016	[10]
Proceeds from Issuance of Private Placement						256,016
Common Stock [Member] | Private Placement Three [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						383,333	[11]
Shares Issued, Price Per Share						$ 0.61
Stock Issued During Period, Value, New Issues						232,546	[11]
Proceeds from Issuance of Private Placement						232,546
Common Stock [Member] | Private Placement Four [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						516,666	[12]
Shares Issued, Price Per Share						$ 0.60
Stock Issued During Period, Value, New Issues						308,183	[12]
Proceeds from Issuance of Private Placement						308,183
Due From Issuance Of Private Placement						58,846
Common Stock [Member] | Private Placement Five [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				166,667	[13]
Shares Issued, Price Per Share				$ 0.58
Stock Issued During Period, Value, New Issues				96,320	[13]
Proceeds from Issuance of Private Placement				96,320
Common Stock [Member] | Private Placement Six [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	3,430,756	[14]						3,182,978
Shares Issued, Price Per Share	$ 0.82							$ 0.82
Stock Issued During Period, Value, New Issues	2,616,062	[14]
Proceeds from Issuance of Private Placement								2,616,062
Stock Issued During Period Value New Issues To Directors								247,778
Common Stock [Member] | Private Placement Seven [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	$ 0.68							$ 0.68
Debt Instrument, Increase, Accrued Interest								124,523
Stock Issued During Period, Shares, Conversion of Units								182,860
Debt Instrument, Interest Rate, Effective Percentage	20.00%							20.00%
Common Stock [Member] | Principal Owner [Member]
Class of Stock [Line Items]
Shares, Outstanding						7,750,000
Stockholders' Equity Attributable to Parent						2
Common Stock [Member] | Director [Member]
Class of Stock [Line Items]
Shares, Outstanding						1,000,000
Common Stock [Member] | Consultant [Member]
Class of Stock [Line Items]
Shares, Outstanding						250,000
Common Stock [Member] | Director and Consultant [Member]
Class of Stock [Line Items]
Stockholders' Equity Attributable to Parent						$ 3

[1]	The opening balance consists of 7,750,000 common shares issued to its two founders for a consideration of $2, 1,000,000 commons shares issued to two directors and 250,000 common shares to a consultant for a total of 1,250,000 common shares for consideration of $3.
[2]	In August, 2012, 125,000 common shares each issued to the two founders on March 24, 2011, for a total of 250,000 common shares were cancelled.
[3]	In June 2014, the Company issued 416,667 common shares for the exercise of stock options. The Company received cash of $228,875 ($250,000 CAD). The value of the options, $106,185, was transferred from contributed surplus to share capital on exercise.
[4]	In May, 2012, 200,000 common shares valued at $117,192 were issued for settlement of accounts payable relating to services performed in the prior year, which is included in general and administrative expenses for the year ended March 31, 2013.
[5]	In May 2014, the Company issued 105,555 common shares to a director of the Company in exchange for the settlement of $87,638 ($95,000 CAD) of unsecured debt.
[6]	In May 2014, the Company issued 33,333 common shares to the Libermann Family Trust in exchange for the settlement of $27,585 ($30,000 CAD) of unsecured debt.
[7]	In June, 2014, the Company issued 182,860 common shares on conversion of the convertible secured promissory note (Note 5). The note plus accrued interest totaled $124,523 ($131,659 CAD) and was converted at a 20% discount to the $0.68 ($0.90 CAD) April 2014 private placement.
[8]	In May, 2012, the Company issued through a private placement, 291,667 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $170,815.
[9]	In June, 2012, the Company issued through a private placement, 895,834 common shares at a price of $0.58 (0.60 CAD) per share for aggregate gross proceeds of $519,420.
[10]	In September, 2012, the Company issued through a private placement, 437,500 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $256,016.
[11]	In December, 2012, the Company issued through a private placement, 383,333 common shares at a price of $0.61 (0.60 CAD) per share for aggregate gross proceeds of $232,546.
[12]	In March 2013, the Company issued through a private placement, 516,666 common shares at a price of $0.60 (0.60 CAD) per share for aggregate gross proceeds of $308,183. $58,846 of the proceeds were not received as at March 31, 2013 and accordingly are presented as subscriptions receivable on the balance sheet.
[13]	In June, 2013, the Company issued through a private placement, 166,667 common shares at a price of $0.58 ($0.60 CAD) per share for aggregate gross proceeds of $96,320.
[14]	In April, 2014, the Company completed a private placement issuing 3,182,978 common shares at a price of $0.82 ($0.90 CAD) per share for gross proceeds of $2,616,062 ($2,864,680 CAD). A former director of the Company assisted in securing a significant portion of this financing. As a result the Company issued 247,778 common shares as a finder’s fee to this director. The Company also incurred $11,609 in share issue costs related to the transaction.